SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Segment
Defined Benefit Plan Disclosure [Line Items]
Goods and service tax, rate	9.00%	9.00%
Sales return and other allowance		$ 5,000,000.0	$ 2,500,000
Advance payments	$ 2,159,000	5,567,000	3,200,000
Advertising expense	20,000.00	30,000.00	20,000.00
Government grant	16,000	21,000	22,000
Interest and penalties	0	0	$ 0
Unrecognized uncertain tax positions	$ 0	$ 0
Number of reportable segments | Segment	1	1	1
Concentration risk lender	The Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately US$74,651) if the bank with which an individual/a company hold its eligible deposit fails.
Bank and cash balances	$ 1,892,000	$ 3,258,000
Credit risk	1,900,000
Postemployment Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan costs	$ 300,000	$ 300,000	$ 300,000